Contract Liabilities - Schedule of Change in Contract Liabilities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Contract liabilities, Beginning balance	£ 76,748	£ 68,379
Additions during period	12,519	20,392
Revenue unwound during period	(16,918)	(12,023)
Contract liabilities, Ending balance	£ 72,349	£ 76,748